Long-term Debt - Summary of Loss on Extinguishment of Liabilities (Details) - CAD ($) $ in Thousands			12 Months Ended
	Apr. 23, 2019	Nov. 14, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Debt to equity conversion	$ (87,379)
Loss (gain) on extinguishments of liabilities		$ (33,626)	$ 92,374	$ (33,626)	$ 4,191
Loss on extinguishment of liabilities to suppliers			80
April 23, 2019 Loan Modification
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Debt to equity conversion			87,379
Expensing of financing fees on loan extinguishment			653
Extinguishment of previous loan			(4,667)
Recognition of modified loan			8,521
Expensing of increase in the fair value of the warrants (note 19c)			408
Loss (gain) on extinguishments of liabilities			$ 92,294